S-K 1603(a) SPAC Sponsor	Apr. 17, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Tribeca Strategic Partners Holdco LLC
SPAC Sponsor Form of Organization	Limited Liability Company